Share based compensation - Schedule of fair value assumptions of share options granted (Details) - Employee Stock Option	Sep. 02, 2024	Feb. 19, 2024	Mar. 10, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free rate (as a percent)	3.75%	4.36%	2.00%
Expected life (in years)	5 years	5 years	4 years
Expected future volatility (as a percent)	38.00%	46.00%	56.00%